Employee Benefit Plans (Schedule Of Contributions To The Retirement Savings Plan) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Retirement savings match	$ 7.6	$ 7.1	$ 6.2
Retirement benefit contribution	3.8	3.9	3.6
Total contributions	$ 11.4	$ 11.0	$ 9.8